Corporate Bonds Issuance	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Corporate Bonds Issuance
46.	CORPORATE BONDS ISSUANCE

The corporate bond liabilities recorded by Banco Macro SA in these consolidated financial statements amount to:

Corporate Bonds	Original value		Residual face value as of 12/31/2018	12/31/2018	12/31/2017
Subordinated Resettable –Class A	USD 400,000,000	(a.1)	USD 400,000,000	15,288,390	11,170,509
Nonsubordinated – Class B	Ps. 4,620,570,000	(a.2)	Ps. 3,391,052,000	3,460,899	6,957,379
Nonsubordinated – Class C	Ps. 3,207,500,000	(a.3)	Ps. 3,207,500,000	2,916,412

Total				21,665,701	18,127,888

a.1)

On April 26, 2016, the general regular shareholders’ meeting approved the creation of a Global Program for the Issuance of Medium-Term Debt Securities, in accordance with the provisions of Law No. 23,576, as amended and further applicable regulations, up to a maximum amount outstanding at any time during the term of the program of USD 1,000,000,000 (one billion US dollars), or an equal amount in other currencies, under which it is possible to issue simple corporate bonds, not convertible into shares in one or more classes. Also, on April 28, 2017, the General and Special Shareholder’ Meeting resolved to extend the maximum amount of the abovementioned Global Program up to USD 1,500,000,000 (one thousand five hundred millions US dollars).

On November 4, 2016, under the abovementioned Global Program, Banco Macro SA issued Subordinated Resettable Corporate Bonds, class A, at a fixed rate of 6.750% p.a. until reset date, fully amortizable upon maturity (November 4, 2026) for a face value of USD 400,000,000 (four hundred million US dollars), under the terms and conditions set forth in the pricing supplement dated October 21, 2016. Interest is paid semiannually on May 4 and November 4 of every year and the reset date will be November 4, 2021. Since reset date, these Corporate Bonds will accrue a benchmark reset rate plus 546.3 basis points, according to the abovementioned terms and conditions.

In addition, the Bank has the option to fully redeem the issuance as the reset date and under the conditions established in the pricing supplement after that date. The Bank used the funds derived from such issuance to grant loans in accordance with BCRA guidelines.

As of January 1, 2017, the recorded amount related to these corporate bonds was 11,749,101.

a.2)

On May 8, 2017, under the Global Program mentioned on item a.1), Banco Macro SA issued non-subordinated simple corporate bonds Class B not convertible into shares, at a fixed rate of 17.50%, fully amortizable upon maturity (May 8, 2022) for a face value of pesos 4,620,570,000 equivalent to USD 300,000,000 (three hundred million US dollars), under the terms and conditions set forth in the price supplement dated April 21, 2017. Interest is paid semiannually on November 8 and May 8 of every year, beginning on November 8, 2017.

In addition, the Bank may fully redeem the issuance for tax matters, but not partially. The Bank used the funds derived from such issuance to grant loans in accordance with BCRA guidelines.

On October 17, 2018 the Board of Directors decided to pay off these corporate bonds for a face value of 1,229,518,000, equivalent to the amount of purchases made to that date.

As of the date of issuance of these consolidated Financial Statement and after the abovementioned date, the Bank made purchases of this issuance for a face value of pesos 147,955,000, with a remaining outstanding face value of 3,243,097,000.

a.3)

On April 9, 2018, under the Global Program mention on item a.1), Banco Macro SA issued non subordinated simple corporate bonds Class C, for a face value of pesos 3,207,500,000, at an annual variable rate equivalent to the sum of (i) Badlar private rate applicable for the related accrued period; plus (ii) applicable margin of 3.5% p.a., fully amortizable upon maturity (April 9, 2021). Interest will be paid quarterly for the periods due on July 9, October 9, January 9 and April 9 of every year, beginning on July 9, 2018.

In addition, the Bank may fully redeem the issuance for tax matters, but not partially. The Bank used the funds derived from such issuance to grant loans in accordance with BCRA guidelines.

As of the date of issuance of these consolidated financial statement, the Bank made purchases of this issuance for a face value of pesos 517,000,000, with a remaining outstanding face value of pesos 2,690,500,000.

As of January 1, 2017 the Bank had recorded 3,104,030 related to Nonsubordinated Corporate Bonds – Class 2, for a face value of USD 150,000,000.

Moreover, on April 27, 2018, the Shareholder´s Meeting resolved to increase the maximum amount of the Global Program for the Issuance of Corporate Bonds for a face value from USD 1,500,000,000 to USD 2,500,000,000 or an equal amount in other currencies, as determinated by the Board of Directors in due time.